Land use rights (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of land use rights [Abstract]
Summary of Land Use Rights
Land use rights consist of the following:

	As of December 31,
	2019	2020
Cost:
Land use rights	47,334,838	47,334,838
Less: Accumulated amortization	(8,667,666)	(9,614,363)

Land use rights, net	38,667,172	37,720,475